Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Fair Value of Financial Instruments
	December 31, 2019		December 31, 2018
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$16,685	$16,685	$16,958	$16,958
Restricted cash	$1,424	$1,424	$1,934	$1,934
Balance due from related parties, non-current	$8,195	$8,195	$7,862	$7,862
Long-term debt, including current portion, net	$(167,558)	$(169,819)	$(133,196)	$(135,075)
Financial liability, including current portion, net	$(78,100)	$(79,391)	$(85,765)	$(87,530)

Fair value Measurements on a Recurring Basis
	Fair Value Measurements at December 31, 2019
	Total	(Level I)	(Level II)	(Level III)
Cash and cash equivalents	$16,685	$16,685	$—	$—
Restricted cash	$1,424	$1,424	$—	$—
Balance due from related parties, non-current(1)	$8,195	$—	$8,195	$—
Long-term debt, including current portion, net (2)	$(169,819)	$—	$(169,819)	$—
Financial liability, including current portion, net (3)	$(79,391)	$—	$(79,391)	$—

	Fair Value Measurements at December 31, 2018
	Total	(Level I)	(Level II)	(Level III)
Cash and cash equivalents	$16,958	$16,958	$—	$—
Restricted cash	$1,934	$1,934	$—	$—
Balance due from related parties, non-current(1)	$7,862	$—	$7,862	$—
Long-term debt, including current portion, net(2)	$(135,075)	$—	$(135,075)	$—
Financial liability, including current portion, net (3)	$(87,530)	$—	$(87,530)	$—

(1)

The fair value of the Company’s receivable from related companies is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the counterparty’s creditworthiness.

(2)

The fair value of the Company’s long-term debt is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the Company’s creditworthiness.

(3)

The fair value of the Company’s financial liability is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the Company’s creditworthiness.